UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05506

College and University Facility Loan Trust Two

(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA 02110

(Address of principal executive offices) (Zip code)

Laura S Cawley

US Bank Corporate Trust Services

One Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-603-6452

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

February 28, 2013

(Dollar Amounts in Thousands)

(Unaudited)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Internal Rate of Return % (A)	Amortized Cost
	COLLEGE AND UNIVERSITY LOANS (90%) *
	---------- ALABAMA (6%) ----------
$ 680	Alabama Agricultural and Mechanical University	3.000%	05/01/2018	10.27	$574
790	Auburn University	3.000	12/01/2018	9.16	630

					1,204
	---------- CALIFORNIA (9%) --------
49	Azusa Pacific University	3.750	04/01/2015	10.88	45
105	California State University	3.000	11/01/2013	8.93	100
1,078	California State University	3.000	11/01/2019	8.99	877
204	Lassen Junior College District	3.000	04/01/2020	10.27	160
655	University Student Co-Operative Association	3.000	04/01/2019	10.70	521

					1,703
	---------- DELAWARE (<1%) ----------
2	Wesley College	3.375	05/01/2013	10.88	2

					2
	---------- DISTRICT OF COLUMBIA (19%) ----------
1,277	Georgetown University	3.000	11/01/2020	10.36	966
3,405	Georgetown University	4.000	11/01/2020	10.52	2,668

					3,634
	---------- FLORIDA (2%) ----------
355	University of Florida	3.000	07/01/2014	10.15	322

					322
	---------- GEORGIA (2%) ----------
14	Emmanuel College	3.000	11/01/2013	10.45	13
59	Mercer University	3.000	05/01/2014	10.58	56
260	Paine College	3.000	10/01/2016	10.45	221

					290
	---------- INDIANA (8%) ----------
2,060	Vincennes University	3.000	06/01/2023	9.02	1,508

					1,508
	---------- IOWA (<1%) ----------
90	Simpson College	3.000	07/01/2016	10.58	76

					76
	---------- MARYLAND (2%) ----------
39	Hood College	3.625	11/01/2014	10.54	36
358	Morgan State University	3.000	11/01/2014	10.56	331

					367
	---------- MASSACHUSETTS (1%) ----------
17	Hampshire College	3.000	07/01/2013	10.75	15
116	Hampshire College	3.000	02/01/2014	10.70	105
8	Springfield College	3.500	05/01/2013	10.67	8

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

February 28, 2013

(Dollar Amounts in Thousands)

(Unaudited) (Continued)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Internal Rate of Return % (A)	Amortized Cost
					128
	---------- MISSISSIPPI (4%) ----------
280	Millsaps College	3.000	11/01/2021	10.34	206
690	Mississippi State University	3.000	12/01/2020	9.64	513

					719
	---------- MISSOURI (<1%) ----------
49	Drury College	3.000	04/01/2015	10.63	45

					45
	---------- NEW HAMPSHIRE (<1%) ----------
45	New England College	3.000	04/01/2016	10.77	39

					39
	---------- NEW JERSEY (4%) ----------
550	Fairleigh Dickinson University	3.000	11/01/2017	10.39	455
55	Newark Beth Israel Hospital	3.625	01/01/2014	11.06	48
160	Rider College	3.625	11/01/2013	10.42	152
147	Rider College	3.000	05/01/2017	10.70	126

					781
	---------- NEW Mexico (1%) ----------
211	College of Santa Fe	3.000	10/01/2018	10.43	171

					171
	---------- NEW YORK (1%) ----------
175	Daemen College	3.000	04/01/2016	10.77	153
115	Long Island University	3.625	06/01/2014	10.49	107

					260
	---------- NORTH CAROLINA (1%) ----------
125	Elizabeth City State University	3.000	10/01/2017	10.02	105
175	Saint Mary’s College	3.000	06/01/2020	10.14	132

					237
	---------- OHIO (1%) ----------
175	Wittenberg University	3.000	05/01/2015	10.76	159
78	Wittenberg University	3.000	11/01/2017	10.39	65

					224
	---------- OREGON (1%) ----------
275	George Fox College	3.000	07/01/2018	10.64	227

					227
	---------- PENNSYLVANIA (10%) ----------
330	Carnegie-Mellon University	3.000	11/01/2017	10.51	278
170	Drexel University	3.500	05/01/2014	10.53	162
40	Lycoming College	3.625	05/01/2014	10.64	38
75	Lycoming College	3.750	05/01/2015	10.62	69
1,158	Philadelphia College of Art	3.000	01/01/2022	10.62	820
55	Saint Vincent College	3.500	05/01/2013	10.86	54
55	Seton Hill College	3.625	11/01/2014	10.53	51
490	Villanova University	3.000	04/01/2019	10.70	390

					1,862
	---------- PUERTO RICO (3%) ----------
614	Inter American University of Puerto Rico	3.000	01/01/2017	10.94	511

					511
	---------- SOUTH CAROLINA (3%) ----------
816	Benedict College	3.000	11/01/2020	10.36	617

					617
	---------- TENNESSEE(<1%) ----------
75	Hiwassee College	3.000	09/15/2018	10.58	61

					61

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

February 28, 2013

(Dollar Amounts in Thousands)

(Unaudited) (Continued)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date		Internal Rate of Return % (A)	Amortized Cost
	---------- TEXAS (4%) ----------
520	Southwest Texas State University	3.000	10/01/2015		9.51	464
130	Texas Southern University	3.500	04/01/2013		10.45	129
270	University of Saint Thomas	3.000	10/01/2019		10.41	209

						802
	---------- VERMONT (<1%) ----------
13	Champlain College	3.000	12/01/2013		10.19	12
85	Saint Michael’s College	3.000	05/01/2013		10.60	83

						95
	---------- VIRGINIA (7%) ----------
98	Lynchburg College	3.750	05/01/2015		10.64	92
235	Lynchburg College	3.000	05/01/2018		10.68	195
175	Marymount University	3.000	05/01/2016		10.52	154
1,366	Norfolk State University	3.000	12/01/2021		9.77	999

						1,440
	---------- WEST VIRGINIA (<1%) ----------
95	Bethany College	3.000	11/01/2017		10.40	78

						78
	---------- WISCONSIN (1%) ----------
150	Marian College	3.000	10/01/2016		10.45	127

						127

	Total College and University Loans					17,530

	Allowance for Loan Losses					(200)

	Loans, net of Allowance for Loan Losses					17,330

	INVESTMENT AGREEMENTS (10%)
506	JPMorgan Chase Bank—Liquidity Fund	7.750	06/01/2018	(C)	7.750	506
1,385	JPMorgan Chase Bank—Revenue Fund	7.050	06/01/2018	(C)	7.050	1,385

	Total Investment Agreements					1,891

	Total Investments (100.0%)					$19,221

* Percents are based on total investments
(A) Represents the rate of return earned by the Trust based on the purchase discount and the accretion to maturity.
(B) The tax basis for the investments is approximately $23,832.
(C) Terminate at the earlier of December 1, 2018 or the date on which the Bonds are paid-in-full.

Item 2. Controls and Procedures

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

1)	Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)	Annual Compliance Statement of the Servicer, Berkadia Commercial Mortgage LLC is attached.

3)	Berkadia Commercial Mortgage LLC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust Two

By (Signature and Title)*	/s/ Laura S Cawley, Vice President

Date	April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan Calder, Executive Vice President

Date	April 29, 2013

*	Print the name and title of each signing officer under his or her signature.